UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                    ----------

                                 The Torray Fund
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                 The Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
      -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                           -------------
                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE TORRAY FUND
------------------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------

            SHARES                                                        MARKET VALUE
            ------                                                        ------------
COMMON STOCK 94.82%

15.76% INSURANCE
           574,150       AMBAC Financial Group, Inc.                     $   47,510,912
            22,400       American International Group, Inc.                   1,484,224
           376,144       Fairfax Financial Holdings Ltd.                     48,940,096
           136,105       Markel Corp.*                                       55,892,879
         1,093,600       Marsh & McLennan Cos., Inc.                         30,784,840
                                                                         --------------
                                                                            184,612,951

10.64% PHARMACEUTICALS
           893,900       Abbott Laboratories                                 43,407,784
           996,300       Eli Lilly & Co.                                     56,789,100
           375,900       Johnson & Johnson                                   24,410,946
                                                                         --------------
                                                                            124,607,830

7.52% SEMICONDUCTOR & SEMI EQUIPMENT
         2,824,700       Applied Materials, Inc.                             50,081,931
         1,848,400       Intel Corp.                                         38,021,588
                                                                         --------------
                                                                             88,103,519

6.97% HEALTH CARE EQUIPMENT & SUPPLIES
           711,500       Haemonetics Corp.*                                  33,298,200
         1,039,700       Medtronic, Inc.                                     48,283,668
                                                                         --------------
                                                                             81,581,868

6.65% MEDIA & ENTERTAINMENT
            30,183       Clear Channel Communications, Inc.                     870,780
           328,700       Gannett Co., Inc.                                   18,680,021
           129,024       The McClatchy Co. - Class A                          5,443,523
           466,900       The Walt Disney Co.                                 14,431,879
           325,000       Time Warner, Inc.                                    5,924,750
           992,600       Tribune Co.                                         32,477,872
                                                                         --------------
                                                                             77,828,825

5.42% DIVERSIFIED FINANCIAL SERVICES
           739,262       JPMorgan Chase & Co.                                34,715,743
           169,800       The Goldman Sachs Group, Inc.                       28,725,066
                                                                         --------------
                                                                             63,440,809

5.27% INFORMATION TECHNOLOGY SERVICES
           593,200       Automatic Data Processing, Inc.                     28,082,088
           801,800       First Data Corp.                                    33,675,600
                                                                         --------------
                                                                             61,757,688

5.24% MACHINERY
           406,000       Danaher Corp.                                       27,880,020
           746,500       Illinois Tool Works, Inc.                           33,517,850
                                                                         --------------
                                                                             61,397,870
5.08% CAPITAL MARKETS & ASSET MANAGERS
           423,100       Calamos Asset Management, Inc. - Class A            12,405,292
           225,700       Franklin Resources, Inc.                            23,867,775
         2,240,200       LaBranche & Co., Inc.*                              23,230,874
                                                                         --------------
                                                                             59,503,941

4.81% BIOTECHNOLOGY
           787,700       Amgen, Inc.*                                        56,344,181
                                                                         --------------

4.51% HEALTH CARE PROVIDERS & SERVICES
           803,600       Cardinal Health, Inc.                               52,828,664
                                                                         --------------

3.77% AEROSPACE & DEFENSE
           337,700       General Dynamics Corp.                              24,202,959
            58,300       Honeywell International, Inc.                        2,384,470
           277,350       United Technologies Corp.                           17,570,122
                                                                         --------------
                                                                             44,157,551

3.32% COMPUTERS-MEMORY DEVICES
         3,245,200       EMC Corp.*                                          38,877,496
                                                                         --------------

2.38% SPECIALTY RETAIL
           840,400       O'Reilly Automotive, Inc.*                          27,909,684
                                                                         --------------

2.02% CONSUMER FINANCE
           422,300       American Express Co.                                23,682,584
                                                                         --------------

1.86% SPECIALTY CHEMICALS
         1,639,900       W.R. Grace & Co.*                                   21,745,074
                                                                         --------------

1.63% TELECOMMUNICATION SERVICES
         1,114,700       Sprint Nextel Corp.                                 19,117,105
                                                                         --------------

1.01% BEVERAGES
           247,400       Anheuser-Busch Cos., Inc.                           11,753,974
                                                                         --------------

0.74% ELECTRICAL EQUIPMENT
           102,800       Emerson Electric Co.                                 8,620,808
                                                                         --------------

0.22% INDUSTRIAL CONGLOMERATES
            73,600       General Electric Co.                                 2,598,080
                                                                         --------------

TOTAL COMMON STOCK 94.82%                                                 1,110,470,502
     (cost $923,449,748)


         PRINCIPAL AMOUNT ($)
         --------------------

CONVERTIBLE BOND 4.99%
     (cost $34,612,486)
        32,880,000       Level 3 Communications,
                           Inc. 10.00%, due 05/01/11                         58,462,646
                                                                         --------------

TOTAL PORTFOLIO SECURITIES 99.81%                                         1,168,933,148
     (cost $958,062,234)

OTHER ASSETS LESS LIABILITIES 0.19%                                           2,245,845
                                                                         --------------

NET ASSETS  100.00%                                                      $1,171,178,993
                                                                         ==============


TOP 10 HOLDINGS
---------------
       1  Eli Lilly & Co.                   6  Fairfax Financial Holdings Ltd.
       2  Amgen, Inc.*                      7  Medtronic, Inc.
       3  Markel Corp. *                    8  AMBAC Financial Group, Inc.
       4  Cardinal Health, Inc.             9  Abbott Laboratories
       5  Applied Materials, Inc.          10  EMC Corp.*

* non-income producing securities.


               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

THE TORRAY INSTITUTIONAL FUND
------------------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------

            SHARES                                                        MARKET VALUE
            ------                                                        ------------

COMMON STOCK 89.78%

10.91% INSURANCE
           108,435       AMBAC Financial Group, Inc.                     $    8,972,996
             7,600       American International Group, Inc.                     503,576
            69,601       Fairfax Financial Holdings Ltd.                      9,055,786
           198,438       Marsh & McLennan Cos., Inc.                          5,586,030
                                                                         --------------
                                                                             24,118,388

10.00% PHARMACEUTICALS
           143,200       Abbott Laboratories                                  6,953,792
           172,200       Eli Lilly & Co.                                      9,815,400
            82,000       Johnson & Johnson                                    5,325,080
                                                                         --------------
                                                                             22,094,272

8.55% CAPITAL MARKETS & ASSET MANAGERS
           123,304       Calamos Asset Management, Inc. - Class A             3,615,273
            27,500       Franklin Resources, Inc.                             2,908,125
           753,000       LaBranche & Co., Inc.*                               7,808,610
            26,907       The Goldman Sachs Group, Inc.                        4,551,857
                                                                         --------------
                                                                             18,883,865

7.89% MEDIA & ENTERTAINMENT
            29,722       Clear Channel Communications, Inc.                     857,480
            80,002       Gannett Co., Inc.                                    4,546,514
            36,491       The McClatchy Co. - Class A                          1,539,555
            69,510       The Walt Disney Co.                                  2,148,554
            65,000       Time Warner, Inc.                                    1,184,950
           218,414       Tribune Co.                                          7,146,506
                                                                         --------------
                                                                             17,423,559

7.43% HEALTH CARE EQUIPMENT & SUPPLIES
           141,600       Haemonetics Corp.*                                   6,626,880
           210,700       Medtronic, Inc.                                      9,784,908
                                                                         --------------
                                                                             16,411,788

5.94% SEMICONDUCTOR & SEMI EQUIPMENT
           441,107       Applied Materials, Inc.                              7,820,827
           258,356       Intel Corp.                                          5,314,383
                                                                         --------------
                                                                             13,135,210

5.42% MACHINERY
            83,357       Danaher Corp.                                        5,724,125
           139,300       Illinois Tool Works, Inc.                            6,254,570
                                                                         --------------
                                                                             11,978,695

4.56% BIOTECHNOLOGY
           140,900       Amgen, Inc.*                                        10,078,577
                                                                         --------------

4.31% HEALTH CARE PROVIDERS & SERVICES
           144,900       Cardinal Health, Inc.                                9,525,726
                                                                         --------------

4.24% INFORMATION TECHNOLOGY SERVICES
            83,716       Automatic Data Processing, Inc.                      3,963,116
           128,739       First Data Corp.                                     5,407,038
                                                                         --------------
                                                                              9,370,154

3.60% AEROSPACE & DEFENSE
            47,611       General Dynamics Corp.                               3,412,281
            26,800       Honeywell International, Inc.                        1,096,120
            54,441       United Technologies Corp.                            3,448,837
                                                                         --------------
                                                                              7,957,238

3.48% COMPUTERS-MEMORY DEVICES
           642,600       EMC Corp.*                                           7,698,348
                                                                         --------------

3.23% SPECIALTY RETAIL
           214,800       O'Reilly Automotive, Inc.*                           7,133,508
                                                                         --------------

2.61% DIVERSIFIED FINANCIAL SERVICES
           122,842       JPMorgan Chase & Co.                                 5,768,660
                                                                         --------------

2.13% TELECOMMUNICATION SERVICES
           274,868       Sprint Nextel Corp.                                  4,713,986
                                                                         --------------

2.05% SPECIALTY CHEMICALS
           340,795       W.R. Grace & Co.*                                    4,518,942
                                                                         --------------

1.49% CONSUMER FINANCE
            58,723       American Express Co.                                 3,293,186
                                                                         --------------

1.11% BEVERAGES
            51,790       Anheuser-Busch Cos., Inc.                            2,460,543
                                                                         --------------

0.64% ELECTRICAL EQUIPMENT
            16,973       Emerson Electric Co.                                 1,423,356
                                                                         --------------

0.19% INDUSTRIAL CONGLOMERATES
            11,700       General Electric Co.                                   413,010
                                                                         --------------

TOTAL COMMON STOCK 89.78%                                                   198,401,011
     (cost $176,806,912)


 PRINCIPAL AMOUNT ($)
 --------------------

CONVERTIBLE BOND 5.73%
     (cost $7,120,000)
         7,120,000       Level 3 Communications, Inc. 10.00% due 2011        12,659,794
                                                                         --------------

TOTAL PORTFOLIO SECURITIES 95.51%                                           211,060,805
     (cost $183,926,912)

OTHER ASSETS LESS LIABILITIES 4.49%                                           9,922,155
                                                                         --------------
NET ASSETS  100.00%                                                      $  220,982,960
                                                                         ==============


TOP 10 HOLDINGS
---------------
       1  Amgen, Inc.*                           6  AMBAC Financial Group, Inc.
       2  Eli Lilly & Co.                        7  Applied Materials, Inc.
       3  Medtronic, Inc.                        8  LaBranche & Co., Inc.*
       4  Cardinal Health, Inc.                  9  EMC Corp.*
       5  Fairfax Financial Holdings Ltd.       10  Tribune Co.

* non-income producing securities.


               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
================================================================================
SEPTEMBER 30, 2006 (UNAUDITED)


SECURITIES VALUATION - Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees in accordance with the Fund's Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

TAX DISCLOSURE - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The following information is based upon the book basis of investment securities as of September 30, 2006:

                                                                    Torray Institutional
                                           Torray Fund                      Fund
                                    -------------------------     ------------------------
Gross unrealized appreciation        $          242,327,309        $          34,689,913
Gross unrealized depreciation                   (31,456,395)                  (7,556,020)
                                    -------------------------     ------------------------
Net unrealized appreciation          $          210,870,914        $          27,133,893
                                    =========================     ========================
Aggregate book cost                  $          958,062,234        $         183,926,912
                                    =========================     ========================

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Torray Fund
                         -------------------------------------------------------

By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, President & Secretary
                           (principal executive officer)

Date     10/24/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, President & Secretary
                           (principal executive officer)

Date     10/24/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas C. Eby
                         -------------------------------------------------------
                           Douglas C. Eby, Vice President & Treasurer
                           (principal financial officer)

Date     10/24/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.